Deductions on revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Taxes on revenues	R$ 10,464	R$ 8,798	R$ 9,297
Charges to the consumer	3,215	2,924	3,054
Deductions from revenue	13,679	11,722	12,351
I C M S Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	6,993	6,098	6,358
Cofins Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	2,842	2,214	2,408
Pis And Pasep Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	618	481	524
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	11	5	7
Global reversion reserve [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	15	16	16
Energy efficiency program [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	74	73	69
Energy development account [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	2,658	2,443	2,448
Research and development [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	34	43	41
National scientific and technological development fund [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	55	43	41
Energy system expansion research [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	27	21	20
Proinfa alternative source [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	66	39	52
Energy services inspection fee [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	35	35	30
Royalty on water resource [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	37	62	43
Customer charges - the 'Flag Tariff' system [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	162	R$ 149	R$ 294
Cde On R And D [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	21
Cde On Eep [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	R$ 31